Submission	Jun. 20, 2025
Submission [Line Items]
Central Index Key	0001022079
Registrant Name	Quest Diagnostics Incorporated
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES